Financial Income and Expenses - Summary Of Details About Financial Income Expenses Net (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Financial income
Fair value gain on financial investments		€ 101	€ 65
Fair Value of derivatives		(8)	320
Other finance income		864	184
Total financial income	[1]	957	569
Financial Expenses
Interest and fees on bank loans		8,520	6,049
Interest on leases		963	593
Other finance costs		2,091	62
Total financial expenses	[1]	€ 11,574	€ 6,704

[1]	Unaudited